Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements present the condensed consolidated balance sheets, condensed consolidated statements of operations and condensed consolidated cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

Principles of Consolidation

The condensed consolidated statements incorporate the financial statements of the Company and its wholly-owned subsidiary, Aim Exploration SA, of Peru. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the condensed consolidated statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

Functional Currency

The condensed consolidated financial statements are presented in United States dollars, which is also the functional and reporting currency of the Company. The functional currency of its subsidiary is the Peruvian Nuevos Sol. Monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the average exchange rate for the period. Foreign currency gains and losses are included in the determination of net income or loss.

Advertising

Advertising costs are expensed as incurred. As of November 30, 2017, no advertising costs have been incurred.

Property

The Company does not own or rent any property. The Company’s office space is being provided by the president at no charge to the Company.

Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Income Taxes

The Company follows the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fair Value of Financial Instruments

The Company has adopted Accounting Standards Codification subtopic 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"). ASC 820-10 defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure. The adoption of ASC 820-10 requires that the Company disclose assets and liabilities that are recognized and measured at fair value on a non-recurring basis, presented in a three-tier fair value hierarchy, as follows:

- Level 1. Observable inputs such as quoted prices in active markets;

- Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

- Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following presents the gross value of assets that were measured and recognized at fair value:

	Assets		Liabilities
Level 1		$2,493		$1,643,675
Level 2		$832,201		$738,726
Level 3	$	Nil	$	Nil

The Company adopted ASC 825-10, Financial Instruments, which permits entities to choose to measure many financial instruments and certain other items at fair value. The adoption of this standard did not have an impact on the Company's financial position, results of operations or cash flows. The carrying value of cash and cash equivalents, accounts payable and accrued expenses, as reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments.

Derivative Liability

The conversion features embedded in the outstanding convertible notes payable are separately accounted for as a derivative liability in accordance with ASC 815-15, Embedded Derivative. This is because the number of shares that may be acquired upon conversion is indeterminable as the conversion rates are expressed as a percentage discount to the current fair market value of common stock at the time of conversion. Derivative liabilities are valued when the host instruments (convertible notes) are initially issued and are also revalued at each reporting date, with the change in the respective fair values being recorded as a gain or loss to the derivative liability.

Net Loss per Share

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company. Because the Company does not have any potentially dilutive securities, the accompanying presentation is only of basic loss per share.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for recoverability in accordance with ASC 360, Property Plant and Equipment. Under that standard, the Company reviews the recoverability of its long-lived assets or asset groups when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Impairment of Long-Lived Assets (Continued)

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. The Company conducts a review for each reported period and determines whether any triggering events are indicated.

Mineral Property Costs

Once the legal right to explore a property has been acquired, the Company capitalized all costs related to mineral property interests on a property-by-property basis. Such costs include mineral property acquisition costs, net of any recoveries. Property acquisition costs include cash costs and the fair market value of issued shares and other share-based payments, paid under option or joint interest agreements. Payment terms are at the sole discretion of the Company and are recorded as acquisition costs upon payment. The Company has capitalized $804,656 of mineral property acquisition costs reflecting its investment in its properties. To date, the Company has not established any proven or probable reserves on its mineral properties.

Stock-based Compensation

The Company adopted FASB guidance on stock based compensation upon inception at February 18, 2010. ASC 718-10-30-2 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company has not had any stock and stock options issued for services and compensation for the period from inception (February 18, 2010) through November 30, 2017.

Recent Accounting Pronouncements

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.

Basis of Presentation

The condensed consolidated financial statements present the condensed consolidated balance sheets, condensed consolidated statements of operations and condensed consolidated cash flows of the Company. These financial statements are presented in United States dollars and have been prepared in accordance with accounting principles generally accepted in the United States.

Principles of Consolidation

The condensed consolidated statements incorporate the financial statements of the Company and its wholly-owned subsidiary, Aim Exploration SA, of Peru. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

Functional Currency

The financial statements are presented in United States dollars, which is also the functional and reporting currency of the Company. The functional currency of its subsidiary is the Peruvian Nuevos Sol. Monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the average exchange rate for the period. Foreign currency gains and losses are included in the determination of net income or loss.

Advertising

Advertising costs are expensed as incurred. As of August 31, 2017, no advertising costs have been incurred.

Property

The Company does not own or rent any property. The Company’s office space is being provided by the president at no charge to the Company.

Use of Estimates and Assumptions

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Income Taxes

The Company follows the liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances. Deferred tax assets and liabilities are measured using enacted or substantially enacted tax rates expected to apply to the taxable income in the years in which those differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment or substantive enactment.

AIM EXPLORATION INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

August 31, 2017

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fair Value of Financial Instruments

The Company has adopted Accounting Standards Codification subtopic 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"). ASC 820-10 defines fair value, establishes a framework for measuring fair value and enhances fair value measurement disclosure The adoption of ASC 820-10 requires that the Company disclose assets and liabilities that are recognized and measured at fair value on a non-recurring basis, presented in a three-tier fair value hierarchy, as follows:

- Level 1. Observable inputs such as quoted prices in active markets;

- Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

- Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following presents the gross value of assets that were measured and recognized at fair value:

	Assets		Liabilities
Level 1		$802		$1,556,279
Level 2		$815,996		$729,180
Level 3	$	Nil	$	Nil

The Company adopted ASC 825-10, Financial Instruments, which permits entities to choose to measure many financial instruments and certain other items at fair value. The adoption of this standard did not have an impact on the Company's financial position, results of operations or cash flows. The carrying value of cash and cash equivalents, accounts payable and accrued expenses, as reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments.

Derivative Liability

The conversion features embedded in the outstanding convertible notes payable are separately accounted for as a derivative liability in accordance with ASC 815-15, Embedded Derivative. This is because the number of shares that may be acquired upon conversion is indeterminable as the conversion rates are expressed as a percentage discount to the current fair market value of common stock at the time of conversion. Derivative liabilities are valued when the host instruments (convertible notes) are initially issued and are also revalued at each reporting date, with the change in the respective fair values being recorded as a gain or loss to the derivative liability.

Net Loss per Share

Basic loss per share includes no dilution and is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive loss per share reflects the potential dilution of securities that could share in the losses of the Company. Because the Company does not have any potentially dilutive securities, the accompanying presentation is only of basic loss per share.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for recoverability in accordance with ASC 360, Property Plant and Equipment. Under that standard, the Company reviews the recoverability of its long-lived assets or asset groups when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

AIM EXPLORATION INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

August 31, 2017

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Impairment of Long-Lived Assets (Continued)

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value. The Company conducts a review for each reported period and determines whether any triggering events are indicated.

Mineral Property Costs

Once the legal right to explore a property has been acquired, the Company capitalized all costs related to mineral property interests on a property-by-property basis. Such costs include mineral property acquisition costs, net of any recoveries. Property acquisition costs include cash costs and the fair market value of issued shares and other share-based payments, paid under option or joint interest agreements. Payment terms are at the sole discretion of the Company and are recorded as acquisition costs upon payment. The Company has capitalized $804,656 of mineral property acquisition costs reflecting its investment in its properties. To date, the Company has not established any proven or probable reserves on its mineral properties.

Stock-based Compensation

The Company adopted FASB guidance on stock based compensation upon inception at February 18, 2010. ASC 718-10-30-2 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The Company has not had any stock and stock options issued for services and compensation for the period from inception (February 18, 2010) through May 31, 2017.

Recent Accounting Pronouncements

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements.